VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—92.3%
California—0.2%
California County Tobacco Securitization Agency Revenue, Series A
5.000%, 6/1/27	$100	$103
5.000%, 6/1/28	100	105
		208

Colorado—4.6%
Board of Governors of Colorado State University System, System Enterprise Revenue, Series C 5.000%, 3/1/36	1,360	1,541
City of Colorado Springs Co. Utilities System Revenue, Series B 5.000%, 11/15/43	1,180	1,258
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	500	529
Regional Transportation District, Sales Tax Revenue, Series A
5.000%, 1/15/27	900	920
5.000%, 7/15/27	1,025	1,056
		5,304

Connecticut—2.0%
State of Connecticut, General Obligation, Series B
5.000%, 12/1/29	500	551
5.000%, 12/1/34	1,500	1,742
		2,293

Florida—8.6%
City of Jacksonville, General Fund Revenue 5.000%, 10/1/37	1,155	1,293
Florida Municipal Power Agency Revenue, Series A
3.000%, 10/1/32	750	740
3.000%, 10/1/33	750	727
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	1,530	1,613
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,606
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	1,650	1,885
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	1,040	1,087
		9,951

Georgia—3.3%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	1,350	1,530
Jackson County School District, General Obligation State AID Withholding 5.000%, 3/1/35	2,000	2,327
		3,857

	Par Value	Value

Illinois—6.1%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D (AMT) 5.000%, 1/1/26	$2,600	$2,614
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series A (AG Insured) 5.250%, 1/1/40	2,650	2,835
Series B (AG Insured) 5.000%, 1/1/38	1,000	1,072
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	525	565
		7,086

Indiana—3.6%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,149
Louisiana—2.8%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	415	469
Series E 5.000%, 9/1/27	1,000	1,049
Series E 5.000%, 9/1/31	1,550	1,762
		3,280

Maryland—5.0%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,675
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,122
		5,797

Massachusetts—2.2%
Commonwealth of Massachusetts, General Obligation, Series E 5.000%, 8/1/41	1,015	1,115
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Bond, Series B 5.000%, 7/1/40	1,250	1,380
		2,495

Mississippi—2.7%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,147
Nevada—0.7%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	760	785
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

New Jersey—3.2%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	$1,390	$1,580
Series AA 5.250%, 6/15/41	2,000	2,186
		3,766

New York—10.0%
City of New York, General Obligation,
Series A 5.000%, 8/1/40	1,000	1,075
Series D-1 5.500%, 5/1/46	500	534
Series G-1 5.000%, 2/1/43	1,000	1,068
New York City Municipal Water Finance Authority, Water Revenue,
Series AA 5.000%, 6/15/49	915	958
Series EE 5.000%, 6/15/45	1,445	1,476
New York City Transitional Finance Authority, Income Tax Revenue,
Series A-1 5.000%, 11/1/40	1,000	1,094
Series B 5.000%, 5/1/46	1,600	1,673
Series H-1 5.000%, 11/1/41	500	545
Series H-1 5.500%, 11/1/51	345	375
Port Authority of New York & New Jersey, (AMT) 5.000%, 10/15/30	2,595	2,846
		11,644

North Carolina—0.9%
County of Wake Revenue, Series A 5.000%, 5/1/44	1,000	1,069
Ohio—6.7%
State of Ohio, General Obligation, Series A 5.000%, 6/15/32	7,735	7,801
Oklahoma—1.0%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	1,100	1,177
Oregon—2.0%
Oregon State Lottery Revenue, Series A 5.250%, 4/1/42	500	553
Port of Portland, Airport Revenue, Series 24B (AMT)
5.000%, 7/1/26	750	762
5.000%, 7/1/30	1,000	1,022
		2,337

	Par Value	Value

Pennsylvania—7.1%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	$4,300	$4,893
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.250%, 6/30/35	750	814
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/39	1,000	1,075
Series B 5.250%, 12/1/41	1,000	1,086
Series B 5.250%, 12/1/52	400	417
		8,285

South Carolina—0.9%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,077
Texas—17.0%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	414
Central Texas Regional Mobility Authority, Toll Highway Revenue, Senior Lien, Series E
5.000%, 1/1/29	500	537
5.000%, 1/1/30	1,300	1,420
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,540
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	6,970
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,534
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,780
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	1,020	1,141
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	531
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,300	1,516
Spring Branch Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/1/29	1,200	1,297
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,043
		19,734

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Utah—1.1%
City of Salt Lake City, Airport Revenue, Series A (AMT) 5.250%, 7/1/36	$1,145	$1,257
Washington—0.6%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	690	715
Total Municipal Bonds (Identified Cost $107,225)		107,214

Total Long-Term Investments—92.3% (Identified Cost $107,225)		107,214

	Shares
Short-Term Investments—2.7%
Money Market Mutual Funds—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(2)	590,293	590
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.010%)(2)	2,524,813	2,525
Total Short-Term Investments (Identified Cost $3,115)		3,115

TOTAL INVESTMENTS—95.0% (Identified Cost $110,340)		$110,329
Other assets and liabilities, net—5.0%		5,831
NET ASSETS—100.0%		$116,160

Abbreviations:
AG	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At September 30, 2025, 15.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$107,214	$—	$107,214
Money Market Mutual Funds	3,115	3,115	—
Total Investments	$110,329	$3,115	$107,214
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.